Putnam Emerging Markets Income Fund	Apr. 05, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	March 30, 2017
Putnam Emerging Markets Income Fund Prospectuses dated March 30, 2017 Class T shares of the fund are not currently available for purchase. PUTNAM INVESTMENTS